CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Stockholders' equity, beginning balance (Predecessor Company) at Dec. 31, 2015	$ 3,156,200,000	$ 5,000,000	$ 1,653,000,000	$ 980,100,000	$ 518,100,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Predecessor Company	(3,900,000)	0	0	(3,900,000)	0
Other comprehensive income (loss) | Predecessor Company	114,100,000	0	0	0	114,100,000
Capital contributions | Predecessor Company	400,000	0	400,000	0	0
Stockholders' equity, ending balance (Predecessor Company) at Jan. 31, 2016	3,266,800,000	5,000,000	1,653,400,000	976,200,000	632,200,000
Stockholders' equity, ending balance at Jan. 31, 2016	3,946,100,000	5,000,000	3,941,100,000	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	18,800,000	0	0	18,800,000	0
Other comprehensive income (loss)	141,100,000	0	0	0	141,100,000
Dividends declared	(80,000,000)	0	(53,700,000)	(26,300,000)	0
Stockholders' equity, ending balance at Dec. 31, 2016	4,026,000,000	5,000,000	3,887,400,000	(7,500,000)	141,100,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	260,100,000	0	0	260,100,000	0
Other comprehensive income (loss)	328,400,000	0	0	0	328,400,000
Dividends declared	(50,000,000)	0	(19,900,000)	(30,100,000)	0
Adoption of new accounting standard	0	0	0	(81,600,000)	81,600,000
Stockholders' equity, ending balance at Dec. 31, 2017	4,564,500,000	5,000,000	3,867,500,000	140,900,000	551,100,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(46,200,000)	0	0		0
Other comprehensive income (loss)	(757,500,000)	0	0	0
Dividends declared	(50,000,000)	0	0	(50,000,000)	0
Adoption of new accounting standard	0	0	0	114,300,000	(114,300,000)
Stockholders' equity, ending balance at Dec. 31, 2018	$ 3,710,800,000	$ 5,000,000	$ 3,867,500,000	$ 159,000,000	$ (320,700,000)